Segment Reporting - Schedule of Revenue by Major Revenue (Details) - Reporting segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES, NET
Revenues, net	$ 64,997,741	$ 45,050,405	$ 38,125,668
COSTS OF REVENUES
Cost of revenues	70,795,321	57,453,656	39,476,046
GROSS (LOSS) PROFIT
Gross (loss) profit	(5,797,580)	(12,403,251)	(1,350,378)
OPERATING EXPENSES
Selling expenses	899,760	742,167	1,075,980
General and administrative expenses	7,391,664	13,040,038	12,678,873
Research and development expenses	2,507,324	1,193,082	1,053,882
Impairment of intangible assets		3,151,467	2,650,020
Total operating expenses	10,798,748	18,126,754	17,458,755
LOSS FROM OPERATIONS	(16,596,328)	(30,530,005)	(18,809,133)
OTHER (EXPENSES) INCOME
Investment income (losses)	198,176	(1,170,974)	(3,566,561)
Interest expense, net	(2,018,680)	(2,162,109)	(27,128)
Other income, net	441,231	942,138	87,390
Total other expenses	(1,379,273)	(2,390,945)	(3,506,299)
LOSS BEFORE INCOME TAXES	(17,975,601)	(32,920,950)	(22,315,432)
Graphite anode business [Member]
REVENUES, NET
Revenues, net	64,365,362	44,384,004	37,580,677
COSTS OF REVENUES
Cost of revenues	70,782,649	57,172,626	35,586,544
GROSS (LOSS) PROFIT
Gross (loss) profit	(6,417,287)	(12,788,622)	1,994,133
Peer-to-peer knowledge sharing and enterprise business [Member]
REVENUES, NET
Revenues, net	632,379	666,401	544,991
COSTS OF REVENUES
Cost of revenues	12,672	281,030	3,889,502
GROSS (LOSS) PROFIT
Gross (loss) profit	$ 619,707	$ 385,371	$ (3,344,511)